SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.925%
Severance Costs	$ 131	$ 34
Pension Contributions	$ 11	$ 0